GS Mortgage Securities T
rust 2014-GC26 Commercial
T
ABLE OF CONTENTS
P
ARTIES TO THE TRANSACTION
D
A
TES
ADMINISTR
A
TOR
Name:
Edward Przybycien
Title:
Account Administrator
Phone:
312.327.7535
Email:
edward.przybycien@usbank.com
Website:
https://pivot.usbank.com/
Mortgage Loan Seller:
Cantor Commercial Real Estate Lending, L.P.
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
MC-Five Mile Commercial Mortgage Finance LLC
Mortgage Loan Seller:
Starwood Mortgage Funding I LLC
Depositor:
GS Mortgage Securities Corporation II
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Custodian:
U.S. Bank
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
LNR Partners, LLC
Operating Advisor:
Pentalpha Surveillance LLC
Payment
Date:
Prior
Payment:
Next
Payment:
Record Date:
Determination Date:
Feb
12,
2025
Jan
13,
2025
Mar
12,
2025
Jan 31, 2025
Feb 06, 2025
First Payment Date:
Closing Date:
Rated Final Distribution Date:
Jan 12, 2015
Dec 8, 2014
Nov 12, 2047
* This report contains, or is based on, information furnished to U.S.
Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Payment Detail
Page
1
Payment Detail (Exchange Certificates) Page
2
Factor Detail
Page
3
Principal Detail Page
4
Interest Detail
Page
5
Reconciliation of Funds
Page
6
Additional Loan Detail Page
7
Historical Loan Modification Report Page
9
Bond/Collateral Realized Loss Reconciliation
Page
10
Historical Delinquency & Liquidation (Stated)
Page
12
Historical Delinquency & Liquidation (Actual) Page
13
Delinquency Summary Report Page
14
REO Additional Detail Page
15
REO Status Report Page
17
Historical Liquidation Loss Loan Detail
Page
18
Interest Adjustment Reconciliation
Page
19
Appraisal Reduction Report Page
20
Loan Level Detail Page
21
Material Breaches and Document Defects
Page
24
Mortgage Loan Characteristics
Page
25
Delinquent Loan Detail
Page
29
Supplemental Information Page
30
Mortgage Pass-Through Certificates, Series 2014-GC26
February 2025
Revision Date: Feb 19, 2025

Effective
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Outstanding
Class
A-1
A-2
Rate
1.434000%
2.902000%
Balance
46,189,000.00
71,003,000.00
Balance (1)
0.00
0.00
Distribution
0.00
0.00
Distribution(2)
0.00
0.00
Distribution
0.00
0.00
Loss
0.00
0.00
Balance
0.00
0.00
A-3
3.467000%
40,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
3.364000%
280,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-5
3.629000%
349,842,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-AB
X-A
X-B
3.365000%
0.535871%
0.284871%
91,592,000.00
971,195,000.00
56,483,000.00
0.00
9,350,977.62
56,483,000.00
0.00
0.00
0.00
0.00
4,175.76
13,408.62
0.00
4,175.76
13,408.62
0.00
0.00
0.00
0.00
2,264,138.73
56,483,000.00
X-C
1.193871%
29,811,000.00
29,811,000.00
0.00
29,658.73
29,658.73
0.00
29,811,000.00
X-D
1.193871%
61,190,419.00
30,862,541.95
0.00
30,704.90
30,704.90
0.00
30,893,668.62
A-S
3.964000%
92,569,000.00
9,350,977.62
7,086,838.89
30,889.40
7,117,728.29
0.00
2,264,138.73
100.00%
100.00%
B
PEZ
C
4.215000%
N/A
4.499871%
56,483,000.00
0.00
40,794,000.00
56,483,000.00
0.00
40,794,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
56,483,000.00
0.00
40,794,000.00
100.00%
D
4.499871%
95,707,000.00
95,707,000.00
0.00
0.00
0.00
0.00
95,707,000.00
E
F
G
3.306000%
3.306000%
3.306000%
29,811,000.00
15,690,000.00
12,551,000.00
29,811,000.00
15,690,000.00
12,551,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
29,811,000.00
15,690,000.00
12,551,000.00
3.306000%
N/A
N/A
H
S
R
Totals:
32,949,419.00
0.00
0.00
1,255,180,419.00
2,621,541.95
0.00
0.00
263,008,519.57
0.00
0.00
0.00
7,086,838.89
0.00
0.00
0.00
108,837.41
0.00
0.00
0.00
7,195,676.30
(31,126.67)
0.00
0.00
-31,126.67
2,652,668.62
0.00
0.00
255,952,807.35
(1) The Class PEZ Certificates have an initial maximum certificate principal amount of 189,846,000.00
(2) Class S is a sole beneficiary of Excess Interest
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
February 2025

Revision Date: Feb 19, 2025
PA
YMENT DE
T
AIL

Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
A-S
3.964000%
B
4.215000%
Balance
92,569,000.00
56,483,000.00
Balance
9,350,977.62
56,483,000.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Loss
0.00
0.00
Balance
2,264,138.73
56,483,000.00
Exchanged
0.00%
0.00%
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
4.499871%
40,794,000.00
40,794,000.00
0.00
0.00
0.00
0.00
40,794,000.00
0.00%
Totals:
189,846,000.00
106,627,977.62
0.00
0.00
0.00
0.00
99,541,138.73
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
February 2025

Revision Date: Feb 19, 2025
PA
YMENT DE
T
AIL (EXCHANGE CERTIFIC
A
TES)

Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
A-1
36250HAA1
A-2
36250HAB9
Balance
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Loss
0.00000000
0.00000000
Balance
0.00000000
0.00000000
A-3
36250HAC7
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-4
36250HAD5
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-5
36250HAE3
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-AB
36250HAF0
X-A
36250HAG8
X-B
36250HAH6
0.00000000
9.62832142
1000.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00429961
0.23739219
0.00000000
0.00429961
0.23739219
0.00000000
0.00000000
0.00000000
0.00000000
2.33129158
1000.00000000
X-C
36250HAN3
1000.00000000
0.00000000
0.99489219
0.99489219
0.00000000
1000.00000000
X-D
36250HAQ6
504.36886127
0.00000000
0.50179264
0.50179264
0.00000000
504.87754662
A-S
36250HAJ2
101.01629723
76.55736682
0.33369050
76.89105732
0.00000000
24.45893041
B
36250HAK9
PEZ
36250HAL7
C
36250HAM5
1000.00000000
0.00000000
1000.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
1000.00000000
0.00000000
1000.00000000
D
36250HAS2
1000.00000000
0.00000000
0.00000000
0.00000000
0.00000000
1000.00000000
E
36250HAU7
F 36250HAW3
G
36250HAY9
1000.00000000
1000.00000000
1000.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
1000.00000000
1000.00000000
1000.00000000
H
36250HBA0
S
36250HBE2
R
36250HBC6
79.56261540
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
-0.94468039
0.00000000
0.00000000
80.50729579
0.00000000
0.00000000
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
February 2025

Revision Date: Feb 19, 2025
F
ACTOR DE
T
AIL

Operating
Cumulative
Beginning
Scheduled
Unscheduled
Realized
Advisor
Ending
Realized
Class
A-1
A-2
Balance
0.00
0.00
Principal
0.00
0.00
Principal
0.00
0.00
Loss
0.00
0.00
Expenses
0.00
0.00
Balance
0.00
0.00
Loss
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-5
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-AB
A-S
B
0.00
9,350,977.62
56,483,000.00
0.00
146,908.27
0.00
0.00
6,939,930.62
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
2,264,138.73
56,483,000.00
0.00
0.00
0.00
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
40,794,000.00
0.00
0.00
0.00
0.00
40,794,000.00
0.00
D
95,707,000.00
0.00
0.00
0.00
0.00
95,707,000.00
0.00
E
F
G
29,811,000.00
15,690,000.00
12,551,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
29,811,000.00
15,690,000.00
12,551,000.00
0.00
0.00
0.00
H
2,621,541.95
0.00
0.00
-31,126.67
0.00
2,652,668.62
30,296,750.38
Totals:
263,008,519.57
146,908.27
6,939,930.62
-31,126.67
0.00
255,952,807.35
30,296,750.38
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
February 2025

Revision Date: Feb 19, 2025
PRINCI
P
AL DE
T
AIL

Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Unpaid Interest
Class
A-1
A-2
Interest
0.00
0.00
Shortfall
0.00
0.00
Adjustment
0.00
0.00
Shortfalls
0.00
0.00
Charges
0.00
0.00
Amount
0.00
0.00
Shortfall
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-5
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-AB
X-A
X-B
0.00
4,175.76
13,408.62
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
4,175.76
13,408.62
0.00
0.00
0.00
X-C
29,658.73
0.00
0.00
0.00
0.00
29,658.73
0.00
X-D
30,704.90
0.00
0.00
0.00
0.00
30,704.90
0.00
A-S
30,889.40
0.00
0.00
0.00
0.00
30,889.40
0.00
B
PEZ
C
198,396.54
0.00
152,973.10
0.00
0.00
0.00
0.00
0.00
0.00
199,792.72
0.00
154,109.03
0.00
0.00
0.00
0.00
0.00
0.00
597,282.66
0.00
457,032.09
D
358,890.93
0.00
0.00
363,772.67
0.00
0.00
1,665,605.75
E
F
G
82,129.31
43,225.95
34,578.01
0.00
0.00
0.00
0.00
0.00
0.00
87,974.09
46,816.05
37,470.61
0.00
0.00
0.00
0.00
0.00
0.00
2,209,492.30
1,349,938.72
1,087,417.97
H
S
R
Totals:
7,222.35
0.00
0.00
986,253.59
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
18,210.48
0.00
0.00
908,145.65
0.00
0.00
0.00
0.00
0.00
0.00
0.00
108,837.41
4,006,644.04
0.00
0.00
11,373,413.54
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
February 2025

Revision Date: Feb 19, 2025
INTEREST DE
T
AIL

Interest
Fees
Scheduled Interest
399,611.18
Master Servicing Fee
849.25
Interest Adjustments
0.00
Trustee/Certificate Administrator Fees
630.78
Deferred Interest
0.00
CREFC Intellectual Property
Royalty License Fee
46.48
Net Prepayment Shortfall
0.00
Operating Advisor Fee
306.31
Net Prepayment Interest Excess
0.00
Special Servicing Fee
50,661.16
Interest Reserve (Deposit)/Withdrawal
Interest Collections
(12,842.05)
386,769.13
Workout Fee
Liquidation Fee
Special Serv Fee plus Adj.
0.00
0.00
0.00
CCRE Strip
47.25
Principal
Miscellaneous Fee
247.78
Scheduled Principal
142,241.12
Fee Distributions
52,789.01
Additional Trust Fund Expenses
Unscheduled Principal
Principal Adjustments
Principal Collections
6,719,455.06
0.00
6,861,696.18
Reimbursed for Interest on Advances
0.00
Net ASER Amount
0.00
Other
Non-Recoverable Advances
Other Expenses or Shortfalls
Additional Trust Fund Expenses
0.00
0.00
0.00
Payments to Certificateholders
Yield Maintenance
Prepayment Premium
Other Collections
0.00
0.00
0.00
Interest Distribution
108,837.41
Principal Distribution
Yield Maintenance
7,086,838.89
0.00
ARD Excess Interest
0.00
Prepayment Premium
0.00
Payments to Certificateholders
7,195,676.30
Total Collections
7,248,465.31
Total Distribution
7,248,465.31
Funds Collection
Funds Distribution
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
February 2025

Revision Date: Feb 19, 2025
RECONCILI
A
TION OF FUNDS

Mortgage Loan Stated Principal Balance
P&I Advances:
Beginning Principal Balance
263,495,408.31
Total
Ending Principal Balance
256,639,474.09
P & I Advances
Not Provided
% of Cut-Off Date Principal Balance
20.39%
Miscellaneous Advances
Not Provided
Outstanding P & I Advances
145,244.44
Ending Loan Count
6
Disclosable Special Servicer Fees
Commission
0.00
Brokerage Fee
0.00
Weighted Average Remaining Term to Maturity
1
Rebate
0.00
Shared Fee
0.00
Other
0.00
Weighted Average Mortgage Rate
4.5741457%
Excess Liquidation Proceeds Account
Beg Balance
(Withdraw)/Dep
End Balance
Controlling Class:
E
0.00
0.00
0.00
Controlling Class Representative:
LNR Securities Holdings, LLC (“LNRSH”)
Specially Serviced Loans that are not Delinquent
Count
Balance
0
0.00
Control Termination Event:
YES
Aggregate Realized Loss in Related Collection Period
(5,761.96)
CCRE Strip for the Distribution Date
47.25
Agg Add’l Trust Expenses in Related Collection Period
0.00
ADDITIONAL LOAN DE
T
AIL
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
February 2025

Revision Date: Feb 19, 2025

Stated Principal
Amount Of Any
Portion Included
Count
Balance
Loan ID
Liq Proceeds
in Avail Funds
Totals:
Totals:
-
-
Mortgage Loan Repurchased, Substituted For Or Otherwise
Liquidated Or Disposed During Related Collection Period
Mortgage Loans As to Which Related Mortgator
Is Subject Or Is Expected To Bankruptcy Proceedings
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
February 2025

Revision Date: Feb 19, 2025
ADDITIONAL LOAN DE
T
AIL

HISTORICAL LOAN MODIFIC
A
TION REPORT
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
February 2025
Ending
Scheduled
Loan ID
Balance
Ending
Unpaid
Balance
Comments

Revision Date: Feb 19, 2025

GS Mortgage Securities T
rust 2014-GC26 Commercial
Beginning
Balance of the
Loan at
Liquidation
Loan ID
Period
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
A
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
0.00
0.00
0.00
0.00
0.00
1
Nov 2024
8,406,256.74
8,406,256.74
0.00
0.00
23,000,000.00
549,716.61
0.00
0.00
0.00
0.00
13
Jan 2019
0.00
549,716.61
0.00
0.00
564,594.45
549,716.61
0.00
0.00
0.00
13
Jun 2019
14,877.84
564,594.45
0.00
0.00
12,435,966.03
8,240,469.96
0.00
0.00
0.00
0.00
27
Feb 2021
0.00
8,240,469.96
0.00
0.00
8,240,525.56
8,240,469.96
0.00
0.00
0.00
27
May 2021
55.60
8,240,525.56
0.00
0.00
8,070,531.87
8,240,525.56
0.00
0.00
0.00
27
Jun 2021
(169,993.69)
8,070,531.87
0.00
0.00
8,071,051.87
8,070,531.87
0.00
0.00
0.00
27
Aug 2021
520.00
8,071,051.87
0.00
0.00
7,868,937.70
8,071,051.87
0.00
0.00
0.00
27
Oct 2021
(202,1
14.17)
7,868,937.70
0.00
0.00
7,869,033.92
7,868,937.70
0.00
0.00
0.00
27
Dec 2021
96.22
7,869,033.92
0.00
0.00
7,869,130.58
7,869,033.92
0.00
0.00
0.00
27
Jul 2022
96.66
7,869,130.58
0.00
0.00
7,866,273.30
7,869,130.58
0.00
0.00
0.00
27
Jan 2023
(2,857.28)
7,866,273.30
0.00
0.00
8,509,985.59
4,268,958.20
0.00
0.00
0.00
0.00
42
Feb 2020
0.00
4,268,958.20
0.00
0.00
4,191,697.69
4,268,958.20
0.00
0.00
0.00
42
Apr 2020
(77,260.51)
4,191,697.69
0.00
0.00
4,191,714.65
4,191,697.69
0.00
0.00
0.00
42
May 2020
16.96
4,191,714.65
0.00
0.00
4,162,997.09
4,191,714.65
0.00
0.00
0.00
42
Jul 2020
(28,717.56)
4,162,997.09
0.00
0.00
4,163,145.84
4,162,997.09
0.00
0.00
0.00
42
Oct 2020
148.75
4,163,145.84
0.00
0.00
4,130,580.53
4,163,145.84
0.00
0.00
0.00
42
Jan 2021
(32,565.31)
4,130,580.53
0.00
0.00
4,122,582.06
4,130,580.53
0.00
0.00
0.00
42
Feb 2021
(7,998.47)
4,122,582.06
0.00
0.00
4,047,087.97
4,122,582.06
0.00
0.00
0.00
42
Oct 2021
(75,494.09)
4,047,087.97
0.00
0.00
4,045,076.19
4,047,087.97
0.00
0.00
0.00
42
Mar 2022
(2,01
1.78)
4,045,076.19
0.00
0.00
4,045,191.19
4,045,076.19
0.00
0.00
0.00
42
May 2023
1
15.00
4,045,191.19
0.00
0.00
5,939,981.71
2,766,730.10
0.00
0.00
0.00
0.00
51
Nov 2023
0.00
2,766,730.10
0.00
0.00
2,759,337.94
2,766,730.10
0.00
0.00
0.00
51
Dec 2023
(7,392.16)
2,759,337.94
0.00
0.00
2,457,185.98
2,759,337.94
0.00
0.00
0.00
51
Feb 2024
(302,151.96)
2,457,185.98
0.00
0.00
2,533,972.83
2,457,185.98
0.00
0.00
0.00
51
Mar 2024
76,786.85
2,533,972.83
0.00
0.00
2,533,695.28
2,533,972.83
0.00
0.00
0.00
51
Apr 2024
(277.55)
2,533,695.28
0.00
0.00
2,537,345.28
2,533,695.28
0.00
0.00
0.00
51
Jun 2024
3,650.00
2,537,345.28
0.00
0.00
2,506,218.61
2,537,345.28
0.00
0.00
0.00
51
Feb 2025
(31,126.67)
2,506,218.61
0.00
0.00
6,713,693.10
25,364.71
0.00
0.00
0.00
0.00
53
Feb 2025
0.00
25,364.71
0.00
0.00
3,853,422.05
2,480,81
1.01
0.00
0.00
0.00
0.00
72
May 2023
0.00
2,480,81
1.01
0.00
0.00

Mortgage Pass-Through Certificates, Series 2014-GC26
February 2025
Revision Date: Feb 19, 2025
BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION

GS Mortgage Securities T
rust 2014-GC26 Commercial
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Period
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
A
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
72
2,481,121.01
2,480,81
1.01
0.00
0.00
0.00
Jun 2023
310.00
2,481,121.01
0.00
0.00
72
2,439,941.56
2,481,121.01
0.00
0.00
0.00
Aug 2023
(41,179.45)
2,439,941.56
0.00
0.00
72
2,429,554.52
2,439,941.56
0.00
0.00
0.00
Sep 2023
(10,387.04)
2,429,554.52
0.00
0.00
72
2,425,590.14
2,429,554.52
0.00
0.00
0.00
Nov 2023
(3,964.38)
2,425,590.14
0.00
0.00
72
2,431,614.83
2,425,590.14
0.00
0.00
0.00
Jan 2024
6,024.69
2,431,614.83
0.00
0.00
72
2,433,708.42
2,431,614.83
0.00
0.00
0.00
Jul 2024
2,093.59
2,433,708.42
0.00
0.00
7
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans
- B - C - D
+ E instead of A - C - D +
E
0.00
0.00
0.00
7,515,556.83
25,847,607.42
17,441,350.68
0.00
0.00
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

Mortgage Pass-Through Certificates, Series 2014-GC26
February 2025
Revision Date: Feb 19, 2025
BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION

GS Mortgage Securities T
rust 2014-GC26 Commercial
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Feb 2025
0
0.00
0.0%
0
0.00
0.0%
1
2,733,31
1.55
1.1%
0
0.00
0.0%
0
0.00
0.0%
1
81,1
13,069.87
31.6%
1
6,713,693.10
2.6%
Jan 2025
1
23,330,000.00
8.9%
1
74,427,884.41
28.2%
1
2,743,342.58
1.0%
0
0.00
0.0%
0
0.00
0.0%
1
81,1
13,069.87
30.8%
0
0.00
0.0%
Dec 2024
1
74,573,021.64
28.3%
2
9,477,942.69
3.6%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
81,1
13,069.87
30.7%
3
14,396,382.09
5.5%
81,1
13,069.87
Nov 2024
3
17,622,831.18
6.3%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
29.1%
16
170,212,527.42
61.1%
81,1
13,069.87
Oct 2024
2
36,915,669.63
8.2%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
18.1%
16
88,292,967.87
19.7%
81,255,429.37
Sep 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
15.1%
1
1
96,744,300.18
18.0%
81,386,909.13
Aug 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
12.8%
13
127,718,603.69
20.1%
Jul 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
81,517,871.26
10.7%
5
69,887,098.66
9.1%
Jun 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
81,658,688.30
9.8%
0
0.00
0.0%
May 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
81,788,580.46
9.8%
2
23,676,361.72
2.8%
Apr 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
81,928,365.98
9.5%
0
0.00
0.0%
Mar 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
82,057,196.43
9.5%
0
0.00
0.0%
Feb 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
82,206,399.79
9.5%
0
0.00
0.0%
Jan 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
82,334,135.64
9.5%
0
0.00
0.0%
Dec 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
82,461,368.60
9.5%
0
0.00
0.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

Mortgage Pass-Through Certificates, Series 2014-GC26
February 2025
Revision Date: Feb 19, 2025
HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (S
TA
TED BALANCE)

GS Mortgage Securities T
rust 2014-GC26 Commercial
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Feb 2025
0
0.00
0.0%
0
0.00
0.0%
1
2,783,791.74
1.1%
0
0.00
0.0%
0
0.00
0.0%
1
84,770,558.88
33.0%
1
6,724,610.72
2.6%
Jan 2025
1
23,330,000.00
8.9%
1
74,870,776.02
28.4%
1
2,783,791.74
1.1%
0
0.00
0.0%
0
0.00
0.0%
1
84,770,558.88
32.2%
0
0.00
0.0%
Dec 2024
1
74,870,776.02
28.4%
2
9,542,636.58
3.6%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
84,770,558.88
32.1%
3
14,441,048.53
5.5%
84,770,558.88
Nov 2024
3
17,702,295.71
6.4%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
170,299,172.67
61.1%
30.4%
16
84,770,558.88
Oct 2024
2
36,982,849.65
8.2%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
88,292,967.84
19.7%
18.9%
16
84,770,558.88
Sep 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
96,766,724.58
18.0%
15.8%
1
1
84,770,558.88
Aug 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
127,718,603.73
20.1%
13.3%
13
Jul 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
69,887,098.67
9.1%
84,770,558.88
1
1.1%
5
Jun 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
0.00
0.0%
84,770,558.88
10.1%
0
May 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
23,676,361.72
2.8%
84,770,558.88
10.1%
2
Apr 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
0.00
0.0%
84,770,558.88
9.8%
0
Mar 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
0.00
0.0%
84,770,558.88
9.8%
0
Feb 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
0.00
0.0%
84,770,558.88
9.8%
0
Jan 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
0.00
0.0%
84,770,558.88
9.8%
0
Dec 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
0.00
0.0%
84,770,558.88
9.8%
0
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

Mortgage Pass-Through Certificates, Series 2014-GC26
February 2025
Revision Date: Feb 19, 2025
HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (ACTUAL BALANCE)

GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
February 2025
Current
4
30 - 59 days
0
60 - 89 days
0
90 - 120 days
1
Bankruptcy
Foreclosure
REO
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
172,793,092.67
0.00
67.33% 0.00%
172,793,092.67
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
4
0
172,793,092.67
0.00
67.33%
0.00%
172,793,092.67
0.00
0.00 2,733,311.55
0.00% 1.07%
0.00
2,783,791.74
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
1
0.00
2,733,311.55
0.00%
1.07%
0.00
2,783,791.74
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
81,113,069.87
31.61%
84,770,558.88
1
81,113,069.87
31.61%
84,770,558.88
175,526,404.22
68.39%
175,576,884.41
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
81,113,069.87
31.61%
84,770,558.88
6
256,639,474.09
100.00%
260,347,443.29
Group 1
121 + days
TOTAL
Current
0
5
121
+
days
90
-
120
days
Current
67.3%
30
-
59
days
0.0%
60
-
89
days
0.0%
90
-
120
days
1.1%
121
+
days
31.6%
Total:
100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Revision Date: Feb 19, 2025
Delinquency Summary Report

Stated Principal
Unpaid Principal
Most Recent
Date Appraisal
Loan ID
Balance
Balance
Appraisal Value
Performed
Totals:
-
-
-
Mortgage Property That Became REO Property During Related Prepayment Period
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
February 2025

Revision Date: Feb 19, 2025
REO ADDITIONAL DE
T
AIL

Liq Proceeds
and Other
Loan ID
Amounts Rec’d
Portion of Liq
Proceeds in
Available Funds
Balance of
of Excess Liq
Proceeds Acct
-
$
Totals:
$
-
$
-
$
-
REO Property Sold Or Disposed During Related Prepayment Period
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
February 2025

Revision Date: Feb 19, 2025
REO ADDITIONAL DE
T
AIL

GS Mortgage Securities T
rust 2014-GC26 Commercial
Date Asset
Expected to
be Resolved
or Foreclosed
Ending
Loan ID
State
City
Property Type
Book Value
Scheduled Loan
REO Date
REO Revenue
and Other
Amounts
Type *
Appraisal
Total Exposure
Appraisal Value
Date
81,1
13,069.87
86,381,964.98
10,1
14,247.00
06/03/2022
1
HI
Kahului
Retail
88,500,000.00
37,560,000.00
06/04/2024
09/30/2025
0.00
0.00
0.00
03/14/2019
27
LA
Lafayette
Lodging
13,900,000.00
0.00
3
0.00
0.00
0.00
02/05/2019
42
TX
Houston
Office
9,750,000.00
0.00
3
0.00
0.00
0.00
07/05/2022
51
TX
Houston
Lodging
7,700,000.00
0.00
3
0.00
0.00
0.00
06/21/2022
72
MS
Brandon
Lodging
4,800,000.00
0.00
3
Count:
5
Totals:
124,650,000.00
81,1
13,069.87
86,381,964.98
37,560,000.00
10,1
14,247.00
(*) Legend: (1) Partial Liq’n (Curtailment), (2) Payoff Prior T
o Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payof
f
At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty, (9)
Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

Mortgage Pass-Through Certificates, Series 2014-GC26
February 2025
Revision Date: Feb 19, 2025
REO S
TA
TUS REPORT

GS Mortgage Securities T
rust 2014-GC26 Commercial
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
23,000,000.00
37,000,000.00
23,138,005.07
702,599.52
22,435,405.55
564,594.45
13
3
Jan 2019
12,435,966.03
5,100,000.00
5,185,326.24
615,633.51
4,569,692.73
7,866,273.30
27
3
Feb 2021
8,509,985.59
4,550,000.00
5,000,490.52
535,696.12
4,464,794.40
4,045,191.19
42
3
Feb 2020
5,939,981.71
4,600,000.00
8,
1
12,091.73
2,208,908.57
5,903,183.16
2,506,218.61
51
3
Nov 2023
6,713,693.10
9,900,000.00
7,173,710.01
242,690.81
6,931,019.20
25,364.71
53
3
Feb 2025
3,853,422.05
1,700,000.00
2,904,024.69
1,484,31
1.06
1,419,713.63
2,433,708.42
72
3
May 2023
51,513,648.26
5,789,839.59
45,723,808.67
17,441,350.68
Totals:
Count:
6
60,453,048.48
62,850,000.00
* Liquidation / Prepayment Code:
1 - Partial Liq’n (Curtailment); 2 -
Payoff Prior
T
o Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 -
Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty;
1
1 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period.
If not provided by the servicer,
Most Recent Value is as of cutoff
.

Mortgage Pass-Through Certificates, Series 2014-GC26
February 2025
Revision Date: Feb 19, 2025
HISTORICAL LIQUID
A
TION LOSS LOAN DE
T
AIL

GS Mortgage Securities T
rust 2014-GC26 Commercial
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Loan ID
Balance
Reimbursement of
Advances to Servicer
17,461.84
16,022.67
15,654.22
5,022.43
-7,000.00
3,500.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
319,771.72
0.00
0.00
0.00
0.00
283,418.59
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
81,1
13,069.87
74,427,884.41
72,589,709.51
23,330,000.00
0.00
2,733,31
1.55
0.00
129.21
0.00
1
18.57
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
1
2
3
1
1
53
82
254,193,975.34
Count:
Totals:
6
50,661.16
0.00
0.00
0.00
0.00
603,190.31
0.00
0.00
0.00
0.00
247.78
Total Interest Shortfall hitting the Trust:
654,099.25
*
T
otal shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

Mortgage Pass-Through Certificates, Series 2014-GC26
February 2025
Revision Date: Feb 19, 2025
INTEREST ADJUSTMENT RECONCILI
A
TION

GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
February 2025
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
1
06/06/2022
60,244,125.57
08/06/2024
37,560,000.00
06/04/2024
0.00
5,163,374.65
1
1
01/01/2025
1
1,822,606.00
01/08/2025
212,500,000.00
01/08/2025
0.00
0.00
Count:
2
Totals:
72,066,731.57
250,060,000.00
0.00
$5,163,374.65

Revision Date: Feb 19, 2025
APPRAISAL REDUCTION REPORT

GS Mortgage Securities T
rust 2014-GC26 Commercial
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
1
Retail
06/1
1/20
HI
10/06/24
N
81,1
13,069.87
4.590
0.00
0.00
06/06/22
0.00
5
0.00
0.00
0.42
12/31/23
2
Office
1
1/20/24
DE
1
1/06/24
N
0.00
0.00
01/06/25
0.00
5
0.00
74,427,884.41
4.434
0.00
1.15
12/31/23
3
Office
10/29/24
TX
1
1/06/27
N
395,897.15
0.00
02/06/25
0.00
0
269,252.50
72,589,709.51
4.300
0.00
1.59
12/31/23
4
Retail
5
Office
5A
Office
5B
Office
6
Retail
7
Multifamily
8
Mixed
Use
9
Lodging
10
Multifamily
MN
1
1/06/24
KY
08/06/24
KY
08/06/24
KY
08/06/24
NY
12/06/21
TX
1
1/01/24
FL
1
1/06/24
TN
10/06/24
MD
10/06/24
10/17/24
08/06/24
08/06/24
08/06/24
12/02/21
05/05/22
09/06/24
07/05/24
07/03/24
1
1
Office
07/01/24
CA
09/01/24
N
23,330,000.00
4.050
81,363.38
0.00
01/01/25
0.00
5
81,363.38
0.00
2.42
12/31/23
12
Retail
13
Retail
14
Office
15
Retail
16
Retail
17
Multifamily
18
Office
19
Retail
20
Retail
21
Multifamily
22
Office
23
Retail
24
Retail
24A
25
Lodging
26
Retail
27
Lodging
28
Industrial
29
Multifamily
30
Multifamily
31
Multifamily
32
Multifamily
33
Industrial
34
Office
35
Office
36
Retail
37
Multifamily
38
Multifamily
MD
1
1/06/24
NY
1
1/06/19
NC
09/06/24
FL
1
1/06/44
NY
1
1/06/24
MD 10/06/24
CA
10/06/24
SC
10/06/24
IL
09/06/24
OH
10/06/24
GA
1
1/06/24
IN
1
1/06/24
OH
12/06/24
12/06/24
OH
10/01/24
TX
1
1/06/24
LA
1
1/06/24
P
A
1
1/06/19
MD
10/06/24
TX
08/06/24
MI
10/06/24
TX
10/06/24
TX
1
1/06/24
CA
10/06/24
AZ
1
1/06/24
TX
1
1/06/19
MI
1
1/06/19
AL
10/06/19
08/06/24
12/13/18
05/06/24
07/05/24
09/06/24
01/27/23
08/06/24
10/04/24
1
1/06/24
06/19/19
1
1/01/24
1
1/06/24
09/09/24
09/06/24
10/01/24
08/31/23
02/04/21
1
1/01/19
01/27/23
08/06/24
09/04/24
08/27/24
03/02/22
10/02/24
1
1/06/24
10/26/18
1
1/05/19
08/08/19

Mortgage Pass-Through Certificates, Series 2014-GC26
February 2025
Revision Date: Feb 19, 2025
LOAN LEVEL DE
T
AIL

GS Mortgage Securities T
rust 2014-GC26 Commercial
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
39
Office
40
Retail
41
Lodging
42
Office
43
Self Storage
44
Retail
45
Retail
46
Lodging
47
Retail
48
Retail
49
Mobile Home
50
Multifamily
51
Lodging
52
Retail
53
Retail
54
Retail
55
Retail
56
Retail
57
Office
58
Self Storage
59
Retail
60
Retail
61
Self Storage
62 V
arious
63
Multifamily
64
Multifamily
65
Retail
66
Retail
67
Self Storage
68
Self Storage
69
Self Storage
70
Multifamily
71
Retail
72
Lodging
73
Retail
74
Multifamily
75
Retail
76
Mobile Home
77
Retail
78
Lodging
79
Self Storage
P
A
CA
OH
TX
CA
NC
OH
WV
CA
OR
TX
CA
TX
IL
1
1/27/24
AL
TX
OH
MA
CA
CA
GA
CA
TX
MI
KY
TX
CA
CA
NV
CA
MS
FL
TX
MS
TX
KY
TX
FL
CA
TN
MD
1
1/06/24
10/06/24
10/01/24
1
1/06/24
1
1/06/24
10/06/24
12/06/24
1
1/06/24
1
1/06/24
1
1/06/24
08/06/24
1
1/06/24
10/06/24
10/06/24
10/06/24
N
10/06/24
1
1/06/24
10/06/24
10/06/24
10/06/24
1
1/06/24
10/06/24
10/06/24
09/06/24
1
1/06/24
10/06/24
1
1/06/24
10/06/24
1
1/06/24
1
1/06/24
10/06/24
1
1/06/24
10/06/24
1
1/06/24
1
1/06/24
1
1/06/24
1
1/06/24
10/06/24
10/06/19
1
1/06/24
1
1/06/24
08/06/24
10/03/24
1
1/14/24
01/31/20
1
1/06/24
07/05/24
09/06/24
02/15/22
1
1/06/24
08/06/24
05/06/24
1
1/06/24
10/16/23
10/04/24
0.00
4.690
38,075.71
0.00
01/08/25
02/06/25
0.00
0
27,1
14.00
0.00
1.33
12/31/23
05/07/18
08/06/24
08/15/24
10/16/24
02/27/20
1
1/01/24
10/04/24
10/04/24
09/06/24
10/04/24
08/06/19
1
1/01/24
10/04/24
12/06/21
08/06/24
08/06/24
1
1/06/24
10/21/24
04/26/23
08/28/24
1
1/20/24
08/06/24
10/04/24
10/07/19
1
1/06/24
1
1/06/24

Mortgage Pass-Through Certificates, Series 2014-GC26
February 2025
Revision Date: Feb 19, 2025
LOAN LEVEL DE
T
AIL

GS Mortgage Securities T
rust 2014-GC26 Commercial
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
80
Retail
IL
10/06/24
12/05/24
81
Self Storage
LA
1
1/06/24
09/06/24
82
Retail
09/05/24
MI
10/06/24
N
2,733,31
1.55
4.840
21,464.67
0.00
09/06/24
0.00
5
1
1,433.64
0.00
1.47
12/31/23
83
Self Storage
84
Office
85
Retail
86
Retail
87
Multifamily
RI
10/06/24
TX
10/06/24
XX
10/06/24
XX
10/06/24
MI
10/06/24
10/04/24
07/05/24
10/03/24
10/04/24
10/01/24
88
Mixed Use
NY
1
1/06/24
N
2,445,498.75
4.950
16,013.10
0.00
02/06/25
0.00
4
10,447.66
0.00
1.71
12/31/23
89
Multifamily
90
Retail
91
Self Storage
92
Retail
MI
10/06/24
GA
1
1/06/24
MI
1
1/06/24
CA
10/06/24
08/06/24
10/03/24
1
1/06/24
10/03/24
Count:
95
Totals:
256,639,474.09
552,814.01
0.00
0.00
399,61
1.18
0.00
** Loan Status:
A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent; 3
= 90-120 Days Delinquent;
4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or ’XX’, loan has properties in multiple states.

Mortgage Pass-Through Certificates, Series 2014-GC26
February 2025
Revision Date: Feb 19, 2025
LOAN LEVEL DE
T
AIL

GS Mortgage Securities T
rust 2014-GC26 Commercial
Ending Principal
Loan ID
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals:

Mortgage Pass-Through Certificates, Series 2014-GC26
February 2025
Revision Date: Feb 19, 2025
M
A
TERIAL BREACHES AND DOCUMENT DEFECTS

20M
to
24.9M
80M
to
84.9M
70M
to
74.9M
0M
to
4.9M
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
February 2025
Count
0M
to
4.9M
2
20M
to
24.9M
1
70M
to
74.9M
2
80M
to
84.9M
1
Remaining Principal Balance
0
10
20
Total
6
$256,639,474.09
100.00%
$81,1
13,069.87
31.61%
30
$23,330,000.00
9.09%
40
$147,017,593.92
57.29%
Balance ($)
%
50
$5,178,810.30
2.02%
60
Count
Balance ($)
%
4.000%
-
4.240%
4.250%
-
4.490%
4.500% - 4.740%
4.750% - 4.990%
1
$23,330,000.00
9.09%
2
$147,017,593.92
57.29%
1
$81,
1
13,069.87
31.61%
2
$5,178,810.30
2.02%
Total Weighted Average Rate: 4.42%
0
10
20
Total
6
$256,639,474.09
100.00%
30
40
50
Gross Rate
60
4.000% -
4.240%
4.250% -
4.490%
4.500% -
4.740%
4.750% -
4.990%

Revision Date: Feb 19, 2025

HAWAII
DELAWARE
TEXAS
CALIFORNIA
MICHIGAN
NEW YORK
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
February 2025
Count
Balance ($)
%
HAWAII
DELAWARE
TEXAS
CALIFORNIA
MICHIGAN
1
$81,1
13,069.87
31.61%
1
$74,427,884.41
29.00%
1
$72,589,709.51
28.28%
1
$23,330,000.00
9.09%
1
$2,733,31
1.55
1.07%
NEW YORK
Total
Geographic Distribution by State
0
5
10
15
20
1
$2,445,498.75
0.95%
30
6
$256,639,474.09
100.00%
25
35
Count
Balance ($)
%
Mixed Use
1
$2,445,498.75
0.95%
Office
3
$170,347,593.92
66.38%
Retail
2
$83,846,381.42
32.67%
Total
6
$256,639,474.09
100.00%
Property
T
ype
Mixed Use
1.0
Office
66.4
Retail
32.7
Mixed Use 1.0%
Office
66.4%
Retail
32.7%
Total:
100.0%

Revision Date: Feb 19, 2025
MORTGAGE LOAN CHARACTERISTICS

MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
February 2025
$256,639,474.09
100.00%
123 -
125
6
Total
6
Seasoning
Total Weighted Average Seasoning:
124
20
40
$256,639,474.09
100.00%
60
Months
Count
Balance ($)
%
80
100
0
123 -
125
Total Weighted Average Remaining Months:
1
20
40
0 -
2
6
$256,639,474.09
100.00%
Total
6
$256,639,474.09
100.00%
60
Months
Count
Balance ($)
%
80
Remaining
T
erm to Maturity
100
0
0 -
2

Revision Date: Feb 19, 2025

0.500 - 0.990
1.000 - 1.490
1.500 - 1.990
2.000 - 2.490
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
February 2025
0.500
-
0.990
1.000
-
1.490
1.500 - 1.990
2.000 - 2.490
DSCR
0
Total
6
$256,639,474.09
100.00%
10
Total Weighted Average DSCR:
1.15
1
$23,330,000.00
9.09%
20
2
$147,017,593.92
57.29%
1
$2,445,498.75
0.95%
30
2
$83,846,381.42
32.67%
40
50
Count
Balance ($)
%
60
Amortizing Balloon
2.02%
IO Maturity Balloon
9.09%
IO/Amortizing/Balloon
88.89%
Amortizing Balloon
2.02%
IO Maturity Balloon
9.09%
IO/Amortizing/Balloon 88.89%
Total:
100.00%
Count
Amortizing Balloon
2
IO Maturity Balloon
1
Balance ($)
%
$5,178,810.30
2.02%
$23,330,000.00
9.09%
IO/Amortizing/Balloon
3
$228,130,663.79
88.89%
Total
6
$256,639,474.09
100.00%
Amortization
T
ype

Revision Date: Feb 19, 2025

GS Mortgage Securities T
rust 2014-GC26 Commercial
Paid Thru
Loan ID
Date
Current
P&I
Advances**
Outstanding
P&I
Advances***
Outstanding
Servicing
Advances
Loan
Special
Status Servicer
Code*
Transfer
Date
Foreclosure
Date
Bankruptcy
Date
Reo
Date
Resolution
Strategy Code
06/03/2022
0.00
0.00
81,034.91
0.00
0.00
81,062.03
1
06/06/2022
2
01/06/2025
1
1
01/01/2025
82
09/06/2024
21,437.86
64,182.41
99,427.78
7,500.00
0.00
12,200.05
5
06/1
1/2020
5
1
1/20/2024
5
07/01/2024
5
09/05/2024
7
13
13
2
Count:
4
T
otals:
102,472.77
145,244.44
1
19,127.83
B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent;
2 = 60-89 Days Delinquent;3 = 90-120 Days Delinquent;
4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent.
** Current advances are not provided but are derived from information received from the Servicer
***Outstanding P&I Advances include the current period
P
&I Advances and may include Servicer Advance
s
.
*
Loan Status:
A = Payment not received but still in grace period;
****
Resolution Strategy Code
1 - Modification
6 - DPO
2 - Foreclosure
7 - REO
3 - Bankruptcy
8 - Resolved
4
-
Extension
5
- Note Sale
9
-
Pending Return to Master Servicer
10 - Deed in lieu of Foreclosure
1
1-
Full Payoff
12 -
Reps and Warranties
13 - Other or TBD

Mortgage Pass-Through Certificates, Series 2014-GC26
February 2025
Revision Date: Feb 19, 2025
DELINQUENT LOAN DE
T
AIL

SUPPLEMEN
T
AL INFORM
A
TION
GS Mortgage Securities T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
February 2025
Notice Date
Notes
May 01, 2018
Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator’s Website and each Certificateholder and
Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate
Administrator’s Website ;
provided that the Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.

Revision Date: Feb 19, 2025